RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Remuneration of Key Management) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Total	$ 379,243	$ 271,255
CEO [Member]
Disclosure of transactions between related parties [line items]
Total	165,605	151,200
COO [Member]
Disclosure of transactions between related parties [line items]
Total	114,546
CFO [Member]
Disclosure of transactions between related parties [line items]
Total	$ 99,092	$ 120,055